Employee Benefits - Changes in Fair Value of Plan Assets (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of net defined benefit liability (asset) [line items]
Interest on plan assets	₩ (19,637)	₩ (28,726)	₩ (6,397)
Plan assets [member]
Disclosure of net defined benefit liability (asset) [line items]
Beginning of period	2,902,714	2,703,639
Interest on plan assets	112,768	126,386
Remeasurement of plan assets	20,345	22,400
Contributions to plan assets	251,891	279,225
Benefits paid	(279,304)	(233,689)
Others	(46,072)	4,753
End of period	₩ 2,962,342	₩ 2,902,714	₩ 2,703,639